INCOME TAXES - Narrative (Details) - CAD ($) $ in Millions		12 Months Ended
	Feb. 16, 2024	Mar. 31, 2025	Mar. 31, 2024
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Current year		$ 56.7	$ 74.0
Deferred tax expense (income) relating to origination and reversal of temporary differences		(51.5)	233.3
Income tax recovery	$ 10.2		18.7
Net deferred tax assets		148.7	199.4
Deferred income tax liability		3,456.4	3,065.5
Deductible temporary differences		130.4	139.6
Unrecognized		214.0
Current tax expense (income), related to Pillar Two income taxes		2.6
Strategic Aerospace and Defence Initiative (SADI) Program
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Current year			57.4
Deferred tax expense (income) relating to origination and reversal of temporary differences			61.9
No expiry date
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unrecognized		167.4
Capital losses | No expiry date
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unrecognized		$ 156.2	$ 180.2